Investments in Real Estate (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
New properties acquired [Abstract]
Investments in new properties	$ 1,020,000,000
Purchase price allocation [Abstract]
Net premiums recorded upon assumption of mortgages	820,000
Total revenue	417,963,000		340,451,000		319,459,000
Income from continuing operations	149,181,000		118,676,000		116,699,000
Capitalized costs on existing properties	6,586,061
Building and tenant improvements included in capitalized costs on existing properties	2,435,950		2,044,036		1,853,609
Intangible value of the in-place leases	123,255,000		21,635,000
Intangible value of above-market leases	30,081,000		4,586,000
Intangible value of below-market leases	6,423,000		3,452,000
Pro forma Information [Abstract]
Total revenue	464,800,000	[1]	417,700,000	[1]
Income from continuing operations	154,300,000	[1]	128,400,000	[1]
Real Estate Investments [Member]
New properties acquired [Abstract]
Investments in new properties	1,020,000,000		713,500,000
Number of new properties	164		186
New properties weighted average contractual lease rate (in hundredths)	7.80%		7.90%
New properties U.S. states of location	26		14
New properties leasable square feet (in square feet)	6,200,000		2,200,000
New properties leased percentage (in hundredths)	100.00%		100.00%
New properties average lease term (in years)	13.4Y		15.7Y
Acquisition transaction costs	1,500,000		368,000
Purchase price allocation [Abstract]
Amount of acquisitions allocated to land	239,300,000		358,300,000
Amount of acquisitions allocated to buildings and improvements	645,000,000		339,800,000
Amount of notes receivable assumed	8,800,000
Amount of mortgages payable assumed	67,400,000
Amount of acquisitions allocated to intangible assets	137,000,000		17,000,000
Amount of acquisitions allocated to intangible liabilities	5,100,000		1,600,000
Net premiums recorded upon assumption of mortgages	820,000
Capitalized costs on existing properties	4,200,000		3,600,000
Re-leasing costs included in capitalized costs on existing properties	1,700,000		1,500,000
Building and tenant improvements included in capitalized costs on existing properties	2,500,000		2,100,000
Acquired Real Estate [Member]
Purchase price allocation [Abstract]
Total revenue	32,400,000
Income from continuing operations	12,600,000
Acquired Real Estate [Member] | Retail, Distribution, Office and Manufacturing [Member]
New properties acquired [Abstract]
Investments in new properties	543,800,000		126,500,000
Number of new properties	33		23
New properties U.S. states of location			6
New properties tenant industries			8
Purchase price allocation [Abstract]
Number of tenants leasing space			13
Acquired Real Estate [Member] | Restaurants - Quick Service Industry [Member]
New properties acquired [Abstract]
Investments in new properties	41,900,000
Number of new properties	60
Purchase price allocation [Abstract]
Properties acquired under long term, net lease agreements	60
Amount paid for properties acquired under long term, net lease agreements	41,900,000
Acquired Real Estate [Member] | Wholesale Clubs Industry [Member]
New properties acquired [Abstract]
Investments in new properties	156,100,000
Number of new properties	6
Purchase price allocation [Abstract]
Properties acquired under long term, net lease agreements	6
Amount paid for properties acquired under long term, net lease agreements	156,100,000
Acquired Real Estate [Member] | Health and Fitness Industry [Member]
New properties acquired [Abstract]
Investments in new properties	63,200,000
Number of new properties	9
Purchase price allocation [Abstract]
Properties acquired under long term, net lease agreements	9
Amount paid for properties acquired under long term, net lease agreements	63,200,000
Acquired Real Estate [Member] | Remaining Properties [Member]
New properties acquired [Abstract]
Investments in new properties	59,800,000
Number of new properties	20
Purchase price allocation [Abstract]
Number of additional properties acquired			11
Amount paid for additional properties acquired			35,300,000
Acquired Real Estate [Member] | Winery and Vineyards [Member]
Purchase price allocation [Abstract]
Amount paid for properties acquired under long term, net lease agreements			304,100,000
Term of triple-net lease arrangements (in years)			20Y
Wineries acquired			2
Vineyards acquired			14
Acreage of acquired vineyards (in acres)			3,600
Square footage of wineries acquired (in square feet)			426,000
Acquired Real Estate [Member] | Convenience Store [Member]
Purchase price allocation [Abstract]
Properties acquired under long term, net lease agreements			135
Amount paid for properties acquired under long term, net lease agreements			247,600,000
Average leasable square feet per store (in square feet)			3,500
Acreage of acquired convenience stores (in acres)			1.14
Acquired Real Estate [Member] | Grocery Store Industry [Member]
New properties acquired [Abstract]
Investments in new properties	151,400,000
Number of new properties	36
Real Estate Investments With Existing Leases [Member]
New properties acquired [Abstract]
Investments in new properties	592,100,000		126,500,000
Number of new properties	94		23
Purchase price allocation [Abstract]
Intangible value of the in-place leases	109,900,000		12,600,000
Intangible value of above-market leases	27,100,000		4,400,000
Intangible value of below-market leases	$ 3,500,000		$ 1,600,000

[1]	This unaudited pro forma supplemental information does not purport to be indicative of what our operating results would have been had the acquisitions occurred on January 1, 2010, and may not be indicative of future operating results. No material, non-recurring pro-forma adjustments were included in the calculation of this information.